PREPAYMENTS AND OTHER ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
PREPAYMENTS AND OTHER ASSETS
Contract with customer, asset, allowance for credit loss	¥ 11,100		¥ 13,150			¥ 1,591	$ 1,849	$ 1,657
Contract with customer asset credit loss expense	9,509	$ 1,420	11,559	$ 1,625	¥ 0	0
Contract with customer asset, allowance for credit loss, write-offs	¥ 0	$ 0	¥ 0	$ 0	¥ 0	¥ 0